Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAMG-INV-PSTK-1123-109 1.918619.109	November 29, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAMG-PSTK-1123-119 1.797980.119	November 29, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAM-INV-PSTK-1123-110 1.917779.110	November 29, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAM-PSTK-1123-120 1.797978.120	November 29, 2023